PREFERRED STOCK (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued and redeemed	500,000	500,000
Preferred Stock, Shares Outstanding	0	0	0
Series A Junior Participating Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	500,000